Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

NOTE 3 – DISCONTINUED OPERATIONS

In accordance with the authoritative guidance for the impairment or disposal of long-lived assets, the divestiture of certain unprofitable businesses discussed in Notes 1 and 2 have been accounted for as discontinued operations. Accordingly, the results of operations of these businesses for all periods presented and the losses or impairments related to these divestitures have been classified as discontinued operations, net of income taxes, in the accompanying consolidated statement of operations. At December 31, 2013, the Company held for sale one hospital and 60 nursing centers reported as discontinued operations.

During the first quarter of 2014, the Company allowed the lease to expire on a transitional care (“TC”) hospital resulting in a loss on divestiture primarily related to a write-off of an indefinite-lived intangible asset of $3.4 million ($2.1 million net of income taxes) for the three months ended March 31, 2014. The Company reflected the operating results of this TC hospital as discontinued operations in the unaudited condensed consolidated statement of operations for all historical periods presented in its Form 10-Q filed with the Securities and Exchange Commission (the “SEC”) on May 9, 2014.

During the second quarter of 2014, the Company reclassified as discontinued for all periods presented the operations of three TC hospitals and two nursing centers that were either closed or divested through a planned sale of such facility or the expiration of a lease. The Company recorded a loss on divestiture of $2.9 million ($1.7 million net of income taxes) for the three months ended June 30, 2014 related to these divestitures in its Form 10-Q filed with the SEC on August 11, 2014.

The results of operations and losses on divestiture of operations, net of income taxes, for the above-mentioned 2014 divestitures or planned divestitures have been reclassified to discontinued operations in 2014. All related discontinued operations disclosures have been recast in the tables below and throughout the financial statements, where appropriate.

NOTE 3 – DISCONTINUED OPERATIONS (Continued)

Discontinued operations included an unfavorable pretax adjustment of $9.2 million ($5.6 million net of income taxes) in 2013 and favorable pretax adjustments of $1.5 million ($0.9 million net of income taxes) in 2012 and $3.2 million ($2.0 million net of income taxes) in 2011 resulting from changes in estimates for professional liability reserves related to prior years.

A summary of discontinued operations follows (in thousands):

	Year ended December 31,
	2013	2012	2011
Revenues	$968,257	$1,461,509	$1,487,226
Salaries, wages and benefits	479,125	705,211	706,559
Supplies	65,454	97,362	92,911
Rent	113,891	140,694	136,606
Other operating expenses	335,138	456,586	435,726
Other (income) expense	197	387	36
Impairment charges	10,632	1,903	55,727
Depreciation	28,183	41,418	38,689
Interest expense	52	71	78
Investment income	(42)	(71)	(44)
	1,032,630	1,443,561	1,466,288
Income (loss) from operations before income taxes	(64,373)	17,948	20,938
Provision (benefit) for income taxes	(25,331)	7,044	8,114
Income (loss) from operations	(39,042)	10,904	12,824
Loss on divestiture of operations, net of income taxes	(83,887)	(4,745)	–
Income (loss) from discontinued operations	(122,929)	6,159	12,824
Loss attributable to noncontrolling interests	233	339	157
	$(122,696)	$6,498	$12,981

The following table sets forth certain discontinued operations data by business segment (in thousands):

	Year ended December 31,
	2013	2012	2011
Revenues:
Hospital division	$246,925	$340,295	$278,523
Nursing center division	721,332	1,121,214	1,208,703
	$968,257	$1,461,509	$1,487,226
Operating income (loss):
Hospital division	$30,911	$40,508	$(4,944)
Nursing center division	46,800	159,552	201,211
	$77,711	$200,060	$196,267
Rent:
Hospital division	$11,926	$17,236	$13,314
Nursing center division	101,965	123,458	123,292
	$113,891	$140,694	$136,606
Depreciation:
Hospital division	$12,283	$15,343	$13,195
Nursing center division	15,900	26,075	25,494
	$28,183	$41,418	$38,689

NOTE 3 – DISCONTINUED OPERATIONS (Continued)

A summary of the net assets held for sale follows (in thousands):

	December 31,
	2013	2012
Long-term assets:
Property and equipment, net	$19,504	$4,126
Other	1,474	5
	20,978	4,131
Current liabilities (included in other accrued liabilities)	(81)	–
	$20,897	$4,131